UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ] PRE-EFFECTIVE AMENDMENT NO. 2
[   ] POST-EFFECTIVE AMENDMENT NO.__

(Check appropriate box or boxes)

The Calvert Fund (Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Suite 1000N Bethesda, MD 20814 (Address of Principal Executive Offices)

800-368-2745 (Registrant's Telephone Number)

William M. Tartikoff, Esq. Calvert Group, Ltd. 4550 Montgomery Ave. Suite 1000N Bethesda, MD 20814 (Name and Address of Agent for Service)

Approx. Date of Proposed Public Offering: December 12, 2008 (Date of Reorganization)

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.

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SUMMIT MUTUAL FUNDS, INC.

312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
1-877-546-3863

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October 31, 2008

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Dear Investor:

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I am writing to inform you of the upcoming special meeting of shareholders ("Meeting") of the below Funds of the Apex Series of Summit Mutual Funds, Inc. ("Summit Funds") to be held on Friday, December 5, 2008 at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202, to vote on the proposed reorganizations of the following Summit Funds into the respective Calvert Funds, also as identified below.

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Summit (Merging) Fund	Calvert (Acquiring) Fund
Summit Bond Fund	Calvert Income Fund
Summit Everest Fund	Calvert Large Cap Value Fund
Summit Money Market Fund	Calvert Institutional Prime Fund

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The Board of Directors of Summit Mutual Funds, Inc. recommends that the Summit Merging Funds be combined with the respective Calvert Acquiring Funds, each in a tax-free reorganization ("Reorganization"). No sales charges or redemption fees will be imposed in connection with the Reorganizations. Additionally, none of the Summit Merging Funds nor their respective shareholders will pay any of the costs associated with the Reorganizations. The costs of the Reorganizations will be paid by Calvert Asset Management Company, Inc. and Summit Investment Partners, Inc.

If approved by shareholders, you will become a shareholder of the respective Calvert Acquiring Fund on the date that the Reorganization occurs. The Board believes that shareholders of each of the Summit Merging Funds would benefit from combining the Funds as this would result in funds with larger asset bases which may provide greater investment opportunities and economies of scale over the long term.

You are being asked to vote to approve an Agreement and Plan of Reorganization for each proposed combination. The accompanying document describes the proposed transaction and compares the strategies and expenses of each of the Funds for your evaluation.

After careful consideration, the Board of Directors of Summit Mutual Funds, Inc. unanimously approved each proposal and recommends that Summit Fund shareholders vote "FOR" each proposal.

Regardless of whether you plan to attend the Meeting in person, PLEASE COMPLETE, DATE, SIGN AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE so that you will be represented at the Meeting. All properly executed proxy cards must be received by 9:00 a.m., Eastern Time, on December 5, 2008. If you have returned a proxy card and are present at the Meeting, you may change the vote specified in the proxy at that time. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

I appreciate the time you will take to review this important matter. If we may be of any assistance, please call us at 1-877-546-3683.

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YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, PLEASE VOTE PROMPTLY.

Sincerely,

[SIGNATURE]

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Thomas G. Knipper
Vice President, Controller and Chief Compliance Officer
Summit Mutual Funds, Inc.

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SUMMIT MUTUAL FUNDS, INC.

312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
1-877-546-3863

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on December 5, 2008

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NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the following Funds, each a series of the Apex Series of Summit Mutual Funds, Inc. ("Summit Funds") will be held on Friday, December 5, 2008, at 9:00 a.m., Eastern Time, at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202, as may be adjourned from time to time, ("Meeting"), for the purposes listed below:

For Bond Fund Shareholders

  To consider and act on an Agreement and Plan of Reorganization ("Reorganization Plan"), providing for the transfer of all of the assets of the Bond Fund ("Summit Bond"), a series of Summit Mutual Funds, Inc., to the Calvert Income Fund ("Calvert Income"), a series of The Calvert Fund, in exchange for shares of Calvert Income. The Reorganization Plan also provides for distribution of these shares of Calvert Income to shareholders of Summit Bond in liquidation and subsequent termination of Summit Bond.

  For Everest Fund Shareholders

  To consider and act on an Agreement and Plan of Reorganization ("Reorganization Plan"), providing for the transfer of all of the assets of the Everest Fund ("Summit Everest"), a series of Summit Mutual Funds, Inc., to the Calvert Large Cap Value Fund ("Calvert Large Cap Value"), a series of Calvert SAGE Fund, in exchange for shares of Calvert Large Cap Value. The Reorganization Plan also provides for distribution of these shares of Calvert Large Cap Value to shareholders of Summit Everest in liquidation and subsequent termination of Summit Everest.

  For Money Market Fund Shareholders

  To consider and act on an Agreement and Plan of Reorganization (the "Reorganization Plan"), providing for the transfer of all of the assets of the Money Market Fund ("Summit Money Market"), a series of Summit Mutual Funds, Inc., to the Institutional Prime Fund ("Calvert Institutional Prime"), a series of Calvert Cash Reserves, in exchange for shares of Calvert Institutional Prime. The Reorganization Plan also provides for distribution of these shares of Calvert Institutional Prime to shareholders of Summit Money Market in liquidation and subsequent termination of Summit Money Market.

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  * * *

  To transact any other business that may properly come before the Special Meeting and any adjournments thereof.

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On behalf of the Summit Funds, the Board of Directors of Summit Mutual Funds, Inc. has fixed the close of business on October 15, 2008 as the record date for the determination of shareholders of the Funds entitled to notice of and to vote at the Meeting and any adjournments thereof.

October 31, 2008

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By Order of the Board of Directors,

[SIGNATURE]

John F. Labmeier
Secretary
Summit Mutual Funds, Inc.

PROSPECTUS/PROXY STATEMENT

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Dated October 31, 2008

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Acquisition of the Assets of
BOND FUND,
of the Apex Series of Summit Mutual Funds, Inc.

By and in Exchange for Shares of
CALVERT INCOME FUND,
a series of The Calvert Fund

Acquisition of the Assets of
EVEREST FUND,
of the Apex Series of Summit Mutual Funds, Inc.

By and in Exchange for Shares of
CALVERT LARGE CAP VALUE FUND,
a series of Calvert SAGE Fund

Acquisition of the Assets of
MONEY MARKET FUND,
of the Apex Series of Summit Mutual Funds, Inc.

By and in Exchange for Shares of
INSTITUTIONAL PRIME FUND,
a series of Calvert Cash Reserves

INTRODUCTION

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This proxy statement and enclosed proxy are being furnished in connection with the solicitation of proxies by the Board of Directors ("Board" or "Directors") of Summit Mutual Funds, Inc. ("Company") for use at a special meeting of shareholders of the Bond Fund, Everest Fund and Money Market Fund of the Company, to be held on Friday, December 5, 2008, at 9:00 a.m., Eastern Time, at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202, as may be adjourned from time to time ("Meeting"). THE BOARD IS SOLICITING PROXIES FROM SHAREHOLDERS OF EACH FUND WITH RESPECT TO THE PROPOSALS SET FORTH IN THE ACCOMPANYING NOTICE. It is anticipated that proxies and proxy statements will first be mailed to shareholders on or about November 5, 2008.

The purpose of the Meeting is to approve the proposed transfers of all of the respective assets of the following Funds ("Summit Funds" or "Summit Merging Funds"), each a series of the Apex Series of Summit Mutual Funds, Inc., to the following respective Calvert Funds ("Calvert Funds" or "Calvert Acquiring Funds"), in exchange for shares of the respective Calvert Fund ("Reorganizations").

Summit Merging Fund	Calvert Acquiring Fund
Summit Bond	Calvert Income
Summit Everest	Calvert Large Cap Value
Summit Money Market	Calvert Institutional Prime

Following the transfer, if approved by Summit Merging Fund shareholders, Calvert Acquiring Fund shares will be distributed to the shareholders of the respective Summit Merging Fund in liquidation of the respective Summit Merging Fund and each Summit Merging Fund will be dissolved. As a result of the proposed transaction, each shareholder of the respective Summit Merging Fund will receive that number of full and fractional shares of the respective Calvert Acquiring Fund equal in total value on the day of each Reorganization to the value of the shares of the respective Summit Merging Fund which each shareholder currently holds, and each Summit Merging Fund will be terminated.

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This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about each Calvert Acquiring Fund that a prospective investor should know before voting on the proposed Reorganizations. The transaction will only occur if Summit Merging Fund shareholders vote in favor of the respective Reorganizations.

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The approximate date on which this Prospectus/Proxy Statement, a Notice of Special Meeting of Shareholders, and Form of Proxy are first being mailed to shareholders is on or about November 5, 2008.

Statements of Additional Information dated October 31, 2008 relating to this Prospectus/Proxy Statement and each Reorganization ("Reorganization SAIs"), have been filed with the Securities and Exchange Commission ("SEC"). The Reorganization SAI for Calvert Institutional Prime (into which Summit Money Market is being merged) also includes the pro forma financial statements of Calvert Institutional Prime. Each Reorganization SAI is incorporated by reference in its entirety into this Prospectus/Proxy Statement.

The following documents relating to the Summit Merging Funds have been filed with the SEC (Summit Mutual Funds, Inc., SEC File No. 811-04000). The following documents relating to the Calvert Acquiring Funds have been filed with the SEC (The Calvert Fund, SEC File No. 811-03416; Calvert SAGE Fund, SEC File No. 811-22212; and Calvert Cash Reserves, SEC File No. 811-03418). The information relating to each Calvert Acquiring Fund, which is contained in the respective below-referenced prospectuses (highlighted in bold) , is incorporated by reference into this Prospectus/Proxy Statement:

Summit Funds
Prospectus of Summit Mutual Funds, Inc. (Apex Series) relating to each Summit Merging Fund dated February 1, 2008
Statement of Additional Information of Summit Mutual Funds, Inc. (Apex Series) relating to each Summit Merging Fund dated February 1, 2008
Annual Report to Shareholders of Summit Mutual Funds, Inc. (Apex Series) relating to each Summit Merging Fund for the year ended September 30, 2007
Semiannual Report to Shareholders of Summit Mutual Funds, Inc. (Apex Series) relating to each Summit Merging Fund for the period ended March 31, 2008

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Summit Bond à Calvert Income

Calvert Income Fund
Class I Prospectus of The Calvert Fund dated January 31, 2008, which accompanies this Prospectus/Proxy Statement
Class Y Prospectus of The Calvert Fund dated January 31, 2008, which accompanies this Prospectus/Proxy Statement
Statement of Additional Information of The Calvert Fund dated January 31, 2008
Annual Report to Shareholders of The Calvert Fund for the year ended September 30, 2007
Semi-Annual Report to Shareholders of The Calvert Fund for the period ended March 31, 2008

Summit Everest à Calvert Large Cap Value

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Calvert Large Cap Value Fund
Class A (and Class C) Prospectus of Calvert SAGE Fund dated October 31, 2008
Class Y Prospectus of Calvert SAGE Fund dated October 31, 2008
Statement of Additional Information of Calvert SAGE Fund dated October 31, 2008

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Summit Money Market à Calvert Institutional Prime

Calvert Institutional Prime Fund
Prospectus of Calvert Cash Reserves dated January 31, 2008
Statement of Additional Information of Calvert Cash Reserves dated January 31, 2008
Annual Report to Shareholders of Calvert Cash Reserves for the year ended September 30, 2007
Semi-Annual Report to Shareholders of Calvert Cash Reserves for the period ended March 31, 2008

Copies of any of the above documents relating to each Summit Merging Fund may be obtained upon request and without charge by writing Summit Mutual Funds, Inc. at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202, or by calling 1-877-546-3863 toll-free.

Copies of any of the above documents relating to each Calvert Acquiring Fund, as well as copies of the Reorganization SAIs, may be obtained upon request and without charge by writing Calvert Funds at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling 800-368-2745 toll-free.

Copies of any of these documents may also be obtained without charge on the EDGAR database on the SEC's internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

These securities have not been approved or disapproved by the SEC or any state securities commission, nor has the SEC or any state securities commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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The shares offered by this Prospectus/Proxy Statement are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in each of the funds involves investment risk, including possible loss of the purchase payment of your original investment.

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TABLE OF CONTENTS

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Synopsis	11
Investment Objectives and Investment Strategies Fundamental Investment Restrictions Principal Risks	14 19 22
Expense Comparison	25
Performance Comparison	33
Management of Calvert Funds	40
Reasons for the Reorganization	42
Information about the Reorganization	45
Comparative Information on Shareholder Rights	52
General Information about the Funds	53
Financial Statements and Experts	53
Voting Information	53
Other Business	56
Adjournment	56
Exhibit A - Agreement and Plan of Reorganization for Bond Fund	57
Exhibit B - Agreement and Plan of Reorganization for Everest Fund	73
Exhibit C - Agreement and Plan of Reorganization for Money Market Fund	87

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SYNOPSIS

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This section summarizes the primary features and consequences of the Reorganizations. It may not contain all of the information that is important to you. To understand each Reorganization, you should read this entire Prospectus/Proxy Statement and the related Exhibits.

This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the respective Prospectuses and Statements of Additional Information relating to the Funds, and each Agreement and Plan of Reorganization ("Reorganization Plan"), which are attached to this Prospectus/Proxy Statement as EXHIBITS A, B and C.

Reasons for the Reorganization. At in-person meetings held on September 5, 2008 and September 9, 2008, the Board of Directors of Summit Mutual Funds, Inc. considered a proposed internal realignment of the mutual fund operations within UNIFI Mutual Holding Company ("UNIFI"), effected by a proposed combining of the Summit and Calvert Funds with a view to providing increased shareholder benefits and operational efficiencies. With such a combination, Calvert Asset Management Company, Inc. ("Calvert" or "CAMCO"), the investment advisor to the Calvert Funds, will also assume the investment advisory role for the entire line-up of Summit mutual fund assets, replacing Summit Investment Partners, Inc. ("Summit"). Pursuant to the realignment and subject to shareholder approval, each Summit Merging Fund will be reorganized into its respective Calvert Acquiring Fund.

The Board of Directors of Summit Mutual Funds, Inc. ("Summit Directors") believes that each proposed Reorganization would be in the best interest of the shareholders of the respective Summit Merging Funds. In reaching this decision, the Summit Directors considered the terms and conditions of each Reorganization, along with the following, among other factors:

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  The relatively small size of each Summit Merging Fund;

  The compatibility of the respective investment objectives, investment policies and risks of each Calvert Acquiring Fund with those of the respective Summit Merging Fund;

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  The capabilities and financial strength of Calvert;

  The fact that Calvert has agreed to implement a fee cap on the net expense ratio of each resulting combined fund ("Combined Fund") for a period of two years following the Reorganizations, at the current expense ratio in effect for the Summit Bond and Summit Everest as of November 30, 2008; and that Calvert has agreed to limit direct net annual fund operating expenses for the resulting combined Calvert Institutional Prime (into which Summit Money Market will be combined) to 0.40%.

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  The likelihood that Summit Merging Fund shareholders, as part of larger funds, may benefit from reduced overall operating expenses per share as a result of certain economies of scale expected after the Reorganizations;

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  The fact that each Reorganization would not dilute the interests of the respective Summit Merging Fund's current shareholders and that the terms of each Reorganization Plan was fair, and reasonable, and consistent with industry practice; and

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  The anticipated tax-free nature of the exchanges contemplated by the Reorganizations for federal income tax purposes.

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For the reasons described in this Prospectus/Proxy Statement and subject to the approval of Summit Merging Fund shareholders, the Summit Directors, including the Summit Directors who are not "interested persons" ("Summit Independent Directors") within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 ("1940 Act"), have concluded that the Reorganization of each Summit Merging Fund into the respective Calvert Acquiring Fund would be in the best interests of the shareholders of the respective Summit Merging Fund, and recommend shareholder approval. Each Reorganization is expected to be completed on or about December 12, 2008.

Proposed Transaction. The Summit Directors have authorized Summit Mutual Funds, Inc. to enter into a Reorganization Plan that provides for the following:

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  The transfer of all the assets of each Summit Merging Fund to the respective Calvert Acquiring Fund in exchange for shares of that Calvert Acquiring Fund.

  The assumption by each Calvert Acquiring Fund of the known liabilities of the respective Summit Merging Fund.

  Following the transfer, Calvert Acquiring Fund shares will be distributed to the respective Summit Merging Fund in liquidation of that Summit Merging Fund, and each Summit Merging Fund will be dissolved.

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  As a result of the proposed transaction, the shareholders of each Summit Merging Fund will receive that number of full and fractional shares of the respective Calvert Acquiring Fund with a total value on the business day immediately preceding each Reorganization equal to the value of the shares of each Summit Merging Fund which such shareholder currently holds.

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The material terms of the Reorganization Plans are described in more detail in "Information about the Reorganizations" below.

Overview of Funds subject to Transaction.

Summit Bond à Calvert Income

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Summit Bond merging into Calvert Income

Summit Bond is a diversified series of Summit Mutual Funds, Inc., an open-end management investment company organized as a Maryland corporation and registered under the 1940 Act. Calvert Income is a non-diversified series of The Calvert Fund, an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. Summit Bond offers Class A and I shares. Calvert Income offers Classes A, B, C, I, R and Y shares, but only Class I and Y shares are subject to the Reorganization.

Summit Investment Partners, Inc. serves as the investment advisor for Summit Bond. Calvert Asset Management Company, Inc. serves as the investment advisor for Calvert Income.

As of October 15, 2008, the net assets of Summit Bond were $67.7 million. As of October 15, 2008, the net assets of Calvert Income were $3.8 billion.

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Summit Everest à Calvert Large Cap Value

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Summit Everest merging into Calvert Large Cap Value

Summit Everest is a diversified series of Summit Mutual Funds, Inc., an open-end management investment company organized as a Maryland corporation and registered under the 1940 Act. Calvert Large Cap Value is a diversified series of Calvert SAGE Fund, an open-end management investment company organized as a Maryland business trust and registered under the 1940 Act. Summit Everest offers Class A and I shares. Calvert Large Cap Value offers Classes A, C, I and Y shares, but only Class A and Y shares are subject to the Reorganization.

Summit Investment Partners, Inc. serves as the investment advisor for Summit Everest. Calvert Asset Management Company, Inc. serves as the investment advisor for Calvert Large Cap Value.

As of October 15, 2008, the net assets of Summit Everest were $65.6 million. As of this same date, the of Calvert Large Cap Value was not yet operational.

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Summit Money Market à Calvert Institutional Prime

Summit Money Market merging into Calvert Institutional Prime

Summit Money Market is a diversified series of Summit Mutual Funds, Inc., an open-end management investment company organized as a Maryland corporation and registered under the Investment Company Act of 1940, as amended. Calvert Institutional Prime is a diversified series of Calvert Cash Reserves, an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940. Both Funds offer Class I shares.

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Summit Investment Partners, Inc. serves as the investment advisor for Summit Money Market. Calvert Asset Management Company, Inc. serves as the investment advisor for Calvert Institutional Prime.

As of October 15, 2008, the net assets of Summit Money Market were $186.3 million. As of October 15, 2008, the net assets of Calvert Institutional Prime were $150.5 million.

Tax Consequences. Pursuant to the Reorganization Plans, as a condition to closing each Reorganization, each Summit Merging Fund shall have received an opinion of counsel that for federal income tax purposes no gain or loss will be recognized by it or its shareholders as a result of the Reorganization. The tax basis of each Calvert Acquiring Fund's shares received by a shareholder will be the same as the tax basis of the shareholder's shares of the respective Summit Merging Fund. In addition, the tax basis of each Summit Merging Fund's assets in the hands of the respective Calvert Acquiring Fund as a result of the Reorganization will be the same as the tax basis of such assets in the hands of the Summit Merging Fund prior to the Reorganization. See "Information about the Reorganizations" below.

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Summit Bond à Calvert Income

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If the Reorganization takes place, Calvert Income will be constrained in the extent to which it can use the capital loss carryforwards of Summit Bond. See "Effect of the Reorganization on Capital Loss Carryforwards" below.

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Investment Objectives. The Funds' investment objectives are compatible: Summit Bond seeks a high level of current income by investing; Calvert Income seeks to maximize long-term income. The following charts set forth the specific investment objectives of both Funds.

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Summit Bond à Calvert Income

INVESTMENT OBJECTIVE
Merging Fund	Acquiring Fund
Summit Bond	Calvert Income
The Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.	The Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.

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Investment Strategies. The Funds' principal investment strategies are compatible as each Fund invests primarily in investment-grade fixed-income securities of comparable credit quality and emphasizes prudent investment management with reasonable risk. However, there are differences in the investment methods utilized by the Funds to seek their objectives, as indicated below. Summit Bond emphasizes government bonds, while Calvert Income emphasizes corporate bonds, and the average maturity and effective duration are shorter in the investment portfolio of Calvert Income than in that of Summit Bond. In addition, Summit Bond is diversified; Calvert Income is non-diversified and may invest more of its assets in a smaller number of companies. The following chart sets forth the principal investment strategies of both Funds.

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PRINCIPAL INVESTMENT STRATEGIES
Merging Fund	Acquiring Fund
Summit Bond	Calvert Income

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities. In addition, the Fund normally invests at least 75% of its assets in publicly traded or 144a investment-grade debt securities, or unrated securities determined to be of equivalent rating; obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; or cash and cash equivalents.

The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, or if unrated, considered to be of comparable credit quality by the Portfolio's Advisor. There is no limit on unrated securities. The Fund invests principally in bonds issued by the U.S. Treasury and its agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and U.S. corporations.

The Fund may invest without limitation in asset-backed securities ("ABS") and in mortgage-backed securities, including collateralized mortgage obligations ("CMOs").	The Fund may invest in taxable municipal securities, ABS of U.S. issuers and repurchase agreements, as well as mortgage-backed securities including CMOs.
The Fund is actively traded.	The Fund uses an active strategy, seeking relative value to earn incremental income.
Up to 25% of the Fund's total assets may be invested in unrated debt securities or below-investment grade high yield debt securities ("junk bonds").	Up to 35% of the Fund's net assets may be invested in junk bonds.

The Fund may invest up to 25% of its net assets in foreign securities; its investments in any single "major country" (certain developed foreign nations) are limited to 10% of net assets, and its investments in any single other country are limited to 5% of net assets.

The Fund may invest up to 30% of its net assets in foreign debt securities.

The Fund is diversified (with respect to 75% of its assets; the Fund may not invest more than 5% of its assets in securities of any one issuer; and the Fund may not purchase more than 10% of an issuer's outstanding debt securities or 10% of an issuer's outstanding voting securities).

The Fund is non-diversified and may invest more of its assets in a smaller number of companies, compared to a diversified fund.
The average maturity of the Fund is 11.73 years and the effective duration of the Fund is 5.0 years (as of 06/30/08).	The average maturity of the Fund is 7.17 years and the effective duration of the Fund is 3.69 years (as of 06/30/08).
The Fund may not make short sales of securities or maintain a short position.

To manage the duration of its portfolio, the Fund may use a hedging technique involving short sales of U.S. Treasury securities. The Fund may also effect short sales if it owns or has the right to obtain securities in kind and amount to the securities sold short.

The Fund may not borrow amounts in excess of 10% of its total assets, and then only from banks and by entering into reverse repurchase agreements.	The Fund may not borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed).
The Fund may invest up to 20% of its total assets in convertible debt securities, convertible preferred and preferred stocks, or other securities.	Although it may employ leverage by borrowing money and using it for the purchase of additional securities, the Portfolio does not currently intend to do so.

Summit Everest à Calvert Large Cap Value

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Investment Objective. The Funds' investment objectives are compatible as they both seek long-term capital appreciation. The following chart sets forth the specific investment objectives of both Funds.

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INVESTMENT OBJECTIVE
Merging Fund	Acquiring Fund
Summit Everest	Calvert Large Cap Value

The Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

The Fund seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, using the Fund's corporate responsibility standards and strategies.

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Investment Strategies. The Funds' principal investment strategies are compatible as each Fund invests primarily in common stocks and other equity securities. However, there are differences in the investment methods utilized by the Funds to seek their objectives, as indicated below. Calvert Large Cap Value invests at least 80% of its assets in the common stocks of large-cap companies, while Summit Everest does not have such a policy. In addition, Calvert Large Cap Value analyzes each investment against threshold corporate responsibility standards, where Summit Everest does not have such standards. The following chart sets forth the principal investment strategies of both Funds.

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PRINCIPAL INVESTMENT STRATEGIES
Merging Fund	Acquiring Fund
Summit Everest	Calvert Large Cap Value

A major portion of the Fund will be invested in common stocks. The Fund seeks special opportunities in securities that are selling at a discount from theoretical price/earnings ratios and that seem capable of recovering from their temporary out-of-favor status (a "value" investment style).

The Fund offers opportunities for long-term growth of capital through large-cap company equity securities that the portfolio manager believes are undervalued.
The Fund may invest all or a portion of its assets in preferred stocks, convertible preferred stocks, convertible bonds, and convertible debentures.	Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of large-cap companies.

When market conditions for equity securities are adverse, and for temporary defensive purposes, the Fund may invest in Government securities, money market instruments, or other fixed income securities, or retain cash or cash equivalents. However, the Fund normally will remain primarily invested in common stocks.

Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $10 billion.

The Fund may invest up to 20% of its assets in financial futures contracts and options and stock index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs.

The Fund primarily invests in U.S. large cap companies, although it may also invest in mid-cap and small cap companies, and may invest up to 25% of its net assets in foreign securities.
As a temporary investment strategy, when the Fund has less than $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.*

The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

* Certain of the current holdings of Summit Everest do not meet the current investment objectives and policies of Calvert Large Cap Value. Specifically, the following holdings do not meet Calvert Large Cap Value's sustainability criteria: Boeing Co., Caterpillar Inc., Chevron Corp. and Ingersoll Rand Company, which as of October 15, 2008 represented 1.22%, 1.37%, 0.47%, and 0.75%, respectively, of the Fund's net assets. In reconciling the investment policies of both Funds, Summit will begin to transition the portfolio holdings from Summit Everest to Calvert Large Cap Value. To the extent that certain of these holdings transfer to Calvert Large Cap Value following the Reorganization, certain transaction costs and tax ramifications (taxable gains or losses) could be experienced in transitioning these holdings out of the Combined Fund.

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Summit Money Market à Calvert Institutional Prime

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Investment Objectives. The Funds' investment objectives are substantially similar. Summit Money Market seeks a high level of current income, and Calvert Institutional Prime seeks to maximize long-term income. The following chart sets forth the respective investment objectives of both Funds.

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INVESTMENT OBJECTIVE
Merging Fund	Acquiring Fund
Summit Money Market	Calvert Institutional Prime
Seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.	Seeks to obtain the highest level of current income, consistent with safety, preservation of capital and liquidity that is available through investments in specified money market instruments.

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Investment Strategies. The Funds' principal investment strategies are compatible as each Fund is a money market fund that invests primarily in high quality, short-term securities. However, there are differences in the investment methods utilized by the Funds to seek their objectives. The following chart sets forth the principal investment strategies of both Funds.

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PRINCIPAL INVESTMENT STRATEGIES
Merging Fund	Acquiring Fund
Summit Money Market	Calvert Institutional Prime
The Fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities.

The Fund's assets are invested primarily in Top-Tier Securities, such as:

  high-quality, short-term investments, including U.S. Government and its agencies or instrumentalities securities;
  high-quality, U.S. dollar-denominated international money market investments;
  certificates of deposit of major banks;
  commercial paper;
  eligible high-grade, short-term corporate obligations and participation interests in such obligations;
  repurchase agreements;
  bankers acceptances;
  floating rate notes;
  variable-rate demand notes; and
  taxable municipal securities.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money market funds to particular types of securities and strategies. Some of the rules include:

- Individual securities must have remaining maturities of no more than 397 days.

- The dollar-weighted average maturity of the Fund's holdings cannot exceed 90 days.

- All securities must be rated in the top two credit grades for short-term securities (or, if unrated, determined to be of comparable quality) and be denominated in U.S. dollars.

The Fund invests in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

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For a more detailed description of the investment techniques used by the Funds, and for more information concerning the risks associated with investments in the Funds, see the Funds' respective Prospectuses and SAIs.

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Fundamental Investment Restrictions. Each Fund has adopted certain fundamental and non-fundamental investment restrictions. The fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are discussed below. Non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval, are disclosed in the respective Funds' Statement of Additional Information (herein incorporated by reference).

Summit Funds

(1) Issue senior securities (except that each Fund may borrow money as described in restriction 9 below).

(2) With respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities and other investment companies) of any one issuer.

(3) Purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities.

(4) Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

(5) Purchase or sell commodities, commodity contracts, or real estate, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to futures contracts or options purchased by the Funds (other than the Money Market Fund).

(6) Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

(7) Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

(8) Lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Fund's total assets, except that the Money Market Fund may not lend securities.

(9) Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks (and by entering into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing.

(10) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Fund and except as it may be deemed such in a sale of restricted securities.

(11) Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.

(12) Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

Calvert Income

(1) The Fund may not concentrate investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(2) The Fund may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of a Fund's total assets (including the amount borrowed).

(3) The Fund may not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter.

(4) The Fund may not invest directly in commodities or real estate, although the Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that a Fund may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

(5) The Fund may not lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of a Fund's total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Calvert Large Cap Value

(1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the Investment Company Act of 1940.

(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(3) The Fund may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

(4) The Fund may not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

(5) The Fund may not invest directly in commodities or real estate, although the Fund may invest in financial futures, and the Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

(6) The Fund may not lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Calvert Institutional Prime

(1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the Investment Company Act of 1940.

(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.

(3) The Fund may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

(4) The Fund may not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter.

(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

(6) The Fund may not lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other parities, except through the purchase of debt securities or other debt instruments.

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Risk Factors. An investment in each Fund entails investment risk, including possible loss of the principal amount invested. The following charts set forth the principal risks associated with investing in both Funds.

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Summit Bond à Calvert Income

PRINCIPAL RISKS
Merging Fund	Acquiring Fund
Summit Bond	Calvert Income

The potential for fluctuation in bond prices due to changing interest rates. Bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality.

The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

The risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund. A default by the issuer of a security generally has a severe negative effect on the market value of that security.

The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

The risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Fund maintains an intermediate average maturity and is actively traded. Therefore, income risk is expected to be moderate to high.

Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

During periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the Adviser will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and currently callable bonds is generally expected to be low to moderate.

Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates.

The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

Summit Everest à Calvert Large Cap Value

PRINCIPAL RISKS
Merging Fund	Acquiring Fund
Summit Everest	Calvert Large Cap Value

The Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends. As a result, shares of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The stock market may decline in value.
The Fund's total return will fluctuate with fluctuations in the earnings stability or overall financial soundness of the companies whose stock the Fund purchases.	The individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.

The Fund's investment style risks that returns from "value" stocks it purchases will trail returns from other asset classes or the overall stock market. The market may favor growth stocks to the exclusion of value stocks, or may not favor equities at all. There is no guarantee that a value security is in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that the Fund invests in value securities, it may produce more modest gains than equity funds with more aggressive investment profiles.

Value stocks may perform differently from the market as a whole, which may not recognize a security's intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

The Fund may temporarily invest up to 100% of its assets in government securities, money market instruments or other fixed-income securities or retain larger than usual amounts of cash or cash equivalents during periods of significant uncertainty. During such a temporary defensive period, the Fund likely will not achieve its objective.

Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

The Fund may invest in financial futures contracts and options and stock index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. The principal risk of derivatives used in this context is that the derivative instrument might not be highly correlated with the security or securities for which it is being used as a substitute.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Summit Money Market à Calvert Institutional Prime

PRINCIPAL RISKS
Merging Fund	Acquiring Fund
Summit Money Market	Calvert Institutional Prime

As with most money market funds, the most important factor affecting performance is market interest rates. The Fund's yields tend to reflect current interest rates, which means that when these rates fall, the Fund's yield generally falls as well.

The yield of the Fund will vary daily, depending on market interest rates, and tends to follow the same direction as the rates.

If a portfolio security declines in credit quality or goes into default, it could hurt the Fund's performance. To the extent that the Fund emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality.

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Purchase, Exchange and Redemption Procedures, and Dividend Policy. The Funds have substantially similar or identical procedures for purchasing, exchanging and redeeming shares, and for receiving distributions. Set forth below is a brief overview of the basic purchase, exchange and redemption procedures applicable to the shares of the Funds.

Summit Funds

Pricing of Fund Shares. The price of a Fund's shares is based on the Fund's net asset value. The net asset value of the Funds' shares is determined once daily, Monday through Friday as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), on days during which there are purchases or redemptions of Fund shares. The price at which a Fund's shares are purchased or redeemed is based on the next calculation of net asset value after receipt and acceptance of purchases orders, and receipt of redemption requests. The net asset value will not be determined when the New York Stock Exchange is closed (for example, on national holidays), or on any day on which changes in the value of the portfolio securities of the Funds are immaterial. The net asset value is calculated by adding the values of all securities and other assets of a Fund, subtracting liabilities and expenses, and dividing the resulting figure by the number of the Fund's outstanding shares. Expenses, including the advisory fee payable to the Adviser, are charged to each Fund daily.

Securities held by each Fund are generally valued at market price, using an independent pricing service. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under procedures adopted by, the Board of Directors. Money market instruments maturing in 60 days or less are valued at the amortized cost method. Sometimes foreign securities markets are open on days when U.S. markets are closed. Because some Funds hold foreign securities, there may be days when the net asset value of Fund shares changes even when the shares are not priced, and Fund shareholders cannot purchase or redeem shares.

Purchase of Shares. Class I shares are purchased at their net asset value. Class A shares generally are purchased at their offering price, which is normally net asset value plus an initial sales charge. Shares of the Funds are offered and sold on a continuous basis by the Distributor. Not all of the Funds may be available for sale in a particular state.

Minimum Investments. The minimum initial investment for Class I shares of each Fund except the Money Market Fund generally is: 1) $250,000; or 2) $1,000 ($500 in the case of an Individual Retirement Account) for employees or agents of UNIFI, or affiliates thereof, or their spouses or dependents; or Directors, officers, employees, or affiliates of Summit Mutual Funds or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents. No minimum amount applies for subsequent investments.

The minimum initial investment for Class A shares is: 1) $2,000; 2) $500 in the case of an Individual Retirement Account; or 3) $1,000 if the purchaser of shares is any one of the following: employees or agents of Union Central, or affiliates thereof, or their spouses or dependents; or Directors, officers, employees, or affiliates of Summit Mutual Funds or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents. The minimum subsequent investment for Class A shares of the Funds is $50.

The minimum initial investment for Class I shares of the Money Market Fund is: 1) $5,000; or 2) $500 in the case of an Individual Retirement Account; or 3) $1,000 if the purchaser of shares is any one of the following: employees or agents of Union Central, or affiliates thereof, or their spouses or dependents; or Directors, officers, employees, or affiliates of Summit Mutual Funds or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents. The minimum subsequent investment for Class I shares of the Money Market Fund is $50.

Redemption of Shares. Redemption requests for any of the Funds received by the transfer agent or an authorized dealer or other agent of the Funds before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day for the Funds will be executed the same day, at that day's closing price. Orders received after the close will receive the next business day's closing price.

Exchange of Shares. Without a sales charge, you may exchange shares of a Fund for shares of the same class of another Fund. An exchange is treated as a redemption of Fund shares and a purchase of another Fund's shares.

Excessive Trading. The Funds are not intended for excessive trading or market timing. Frequent trading into and out of a Fund can disrupt portfolio investment strategies, result in lower portfolio performance and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. In particular, a Fund may have difficulty implementing its long-term investment strategies if forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short term trading activity. In addition, a Fund may incur increased expenses if one or more investors engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs without attaining any investment advantage. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short term trading activity. If a Fund is unable to detect those shareholders engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur for the remaining investors. Even if the Fund is able to avoid additional expenses related to the impact of excessive trading of its shares, excessive trading or market timing activities in the Acquired Funds may increase expenses.

The Funds are not designed to accommodate excessive trading and the Funds' Board of Directors has adopted policies to discourage excessive trading of the Funds' shares. If you wish to engage in excessive trading, we request that you do not purchase shares of the Fund. The Funds define "excessive trading" as exceeding one purchase and sale involving a Fund within any 60-day period. You can move substantial assets from a Fund to another Fund and, within the next 60 days, sell your shares in that Fund to return to the first Fund.

The Funds and their agents reserve the right not to accept in whole or in part, without prior notice, any purchase request, including exchange purchases from one Fund to another Fund, by any investor or group of investors indefinitely, for any reason, particularly if they believe that any combination of trading activity in the Funds is attributable to market timing or is otherwise excessive or potentially disruptive to the Funds.

Dividends and Capital Gains Distributions. Dividends from net investment income of the Funds are declared and paid as follows: Summit Bond -- quarterly; Summit Everest -- annually; and Summit Money Market -- declared daily and paid monthly. Any capital gains are distributed annually.

Calvert Income & Calvert Large Cap Value

How Shares are Priced. The price of shares is based on each Fund's NAV. The NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Investment Minimums.

Class I Shares - Minimum To Open an Account: $1,000,000 per Fund. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders (for example, where the investment in question would permit a previously closed Class I in a Fund to reopen, at no additional expense to other Classes in the Fund; where the Class I investor has agreed to make additional Class I investments within a reasonable amount of time; for discretionary wrap programs; for omnibus accounts purchasing for a fund of funds; and for certain omnibus accounts and employer sponsored retirement or employee benefit plan accounts.)

Class A and Y Shares - Minimum To Open an Account: $2000. Minimum Additional Investments: $250.

When Your Account Will Be Credited. Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Request in Good Order. All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

How To Sell Shares. You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Redemption Fee. In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days (7 days for Calvert Income Class I shares) of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies - Market Timing Policy. " In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

Exchanges. Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

Each Fund reserves the right to terminate or modify the exchange privilege with

60 days' written notice.

For Class A Shares - No contingent deferred sales charge (CDSC) is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Market Timing Policy. In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Accordingly, the Funds' Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in each Fund, which may include the imposition of redemption fees (see "How to Sell Shares - Redemption Fee"). The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Each Fund and the Distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and the Distributor also may: modify any terms or conditions of purchase of shares of any Fund (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Minimum Account Balance.

Class I Shares - Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the balance in your account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

Class A and Y Shares - Please maintain a balance in each of your Fund accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Dividends and Capital Gains. Calvert Income pays dividends from its net investment income on a monthly basis; Calvert Large Cap Value on an annual basis. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes

Calvert Institutional Prime

How to Buy Shares. Minimum To Open an Account: $1,000,000. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. There is no minimum for subsequent investments.

How Shares Are Priced. The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of the Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The Fund is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4:00 p.m. Eastern time). The Fund is open for business each day the NYSE is open.

When Your Account Will Be Credited. Your purchase will be processed at the NAV calculated after your order is received. A telephone order placed to Calvert Institutional Marketing Group by 3:00 p.m. Eastern time ("ET") will receive the dividend on Fund shares declared that day if federal funds are received by the custodian by 5:00 p.m. ET. Telephone orders placed after 3:00 p.m. will begin earning dividends on Fund shares the next business day. If no telephone order is placed, investments begin earning dividends the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone.

Exchanges. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for Class I shares of another Calvert Fund, and the exchange must satisfy the minimum investment amount.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. The Fund and the distributor also may modify any terms or conditions of purchase of shares of the Fund (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Minimum Account Balance. Please maintain a balance in your Fund accounts of at least $1,000,000. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds wired or mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed after 30 days if the balance is not brought up to the required minimum amount.

Dividends and Capital Gains. The Fund accrues dividends daily from its net investment income, and pays the dividends monthly. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.

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For more detailed information regarding the Funds' purchase, exchange and redemption procedures, including how their shares are priced, and their dividend policies, see the Funds' respective Prospectuses and SAIs.

EXPENSE COMPARISON

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The following tables allow you to compare the expenses of the Funds, and the tables titled "Combined Fund" show what the expenses of each Calvert Acquiring Fund are estimated to be, assuming each Reorganization takes place. You will not pay an initial or deferred sales charge in connection with the Reorganizations.

The expense amounts set forth in the tables and the examples below are based on the fiscal year ended September 30, 2007 of each Summit Merging Fund and of the respective Calvert Acquiring Fund, respectively (except for Calvert Large Cap Value). The expense amounts in the table and example for the Combined Fund are based on what the estimated combined expenses of each Calvert Acquiring Fund would have been for the most recent fiscal year assuming each Reorganization had taken place on October 1, 2006.

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Summit Bond à Calvert Income

SHAREHOLDER FEES (fees paid directly from your account)

	(Merging Fund)		(Acquiring Fund)
	Summit Bond		Calvert Income
	Class A	Class I	Class Y	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%[6]	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase or redemption proceeds, whichever is lower)	None	None	None	None
Redemption fee (as a % of redemption proceeds) Note: Redemption fee applies only to redemptions, including exchanges , within 30 days of purchase (Class A, B and C) or 7 days of purchase (Class I)	None	2.00%	2.00%	2.00%
(Combined Fund)
Pro Forma
	Class Y	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase or redemption proceeds, whichever is lower)	None	None
Redemption fee (as a % of redemption proceeds) Note: Redemption fee applies only to redemptions, including exchanges , within 30 days of purchase (Class A, B and C) or 7 days of purchase (Class I)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES 1 (deducted from Fund assets)

	(Merging Fund)		(Acquiring Fund)
	Summit Bond		Calvert Income
	Class A	Class I	Class Y	Class I
Management Fees	0.47%	0.47%	0.66%	0.48%
Distribution and service (12b-1) fees	0.25%	None	None	None
Other expenses[2]	0.29%	0.29%	0.24%	0.07%
Total annual Fund operating expenses[3]	1.01%	0.76%	0.90%	0.55%
	(Combined Fund)
	Pro Forma
	Class Y	Class I
Management Fees	0.66%	0.48%
Distribution and service (12b-1) fees	None	None
Other expenses[2]	0.24%	0.07%
Total annual Fund operating expenses[3,4]	0.90%	0.55%

Summit Everest à Calvert Large Cap Value

SHAREHOLDER FEES (fees paid directly from your account)

	(Merging Fund)		(Acquiring Fund)
	Summit Everest		Calvert Large Cap Value
	Class A	Class I	Class A	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%[6]	None	4.75%[7]	None
Maximum deferred sales charge (load) (as a percentage of purchase or redemption proceeds, whichever is lower)	None	None	None	None
Redemption fee (as a % of redemption proceeds) Note: Redemption fee applies only to redemptions, including exchanges , within 30 days of purchase (Class A) or 7 days of purchase (Class I)	None	None	2.00%	2.00%
Low balance fee	None	None	N/A	N/A
(Combined Fund)
Pro Forma
	Class A	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%[7]	None
Maximum deferred sales charge (load) (as a percentage of purchase or redemption proceeds, whichever is lower)	None	None
Redemption fee (as a % of redemption proceeds) Note: Redemption fee applies only to redemptions, including exchanges , within 30 days of purchase (Class A) or 7 days of purchase (Class I)	2.00%	2.00%
Low balance fee	N/A	N/A

ANNUAL FUND OPERATING EXPENSES 1 (deducted from Fund assets)

	(Merging Fund)		(Acquiring Fund)
	Summit Everest		Calvert Large Cap Value
	Class A	Class I	Class A	Class Y
Management Fees	0.64%	0.64%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	None	0.25%	None
Other expenses[2]	0.28%	0.28%	0.64%	0.56%
Total annual Fund operating expenses[3]	1.17%	0.92%	1.74%	1.41%
Less fee waiver and/or expense reimbursement[8]	N/A	N/A	(0.39%)	(0.31%)
Net expenses	N/A	N/A	1.35%	1.10%
	(Combined Fund)
	Pro Forma
	Class A	Class Y
Management Fees	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	None
Other expenses[2]	0.64%	0.56%
Total annual Fund operating expenses[3]	1.74%	1.41%
Less fee waiver and/or expense reimbursement[4]	(0.57%)	(0.49%)
Net expenses	1.17%	0.92%

Summit Money Market à Calvert Institutional Prime

SHAREHOLDER FEES (fees paid directly from your account)

	(Merging Fund)	(Acquiring Fund)
	Summit Money Market	Calvert Institutional Prime
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
(Combined Fund)
Pro Forma
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

ANNUAL FUND OPERATING EXPENSES1 (expenses that are deducted from Fund assets)

	(Merging Fund)	(Acquiring Fund)
	Summit Money Market	Calvert Institutional Prime
Management Fees	0.35%	0.30%
Distribution and service (12b-1) fees	None	None
Other Expenses[2]	0.10%	0.16%
Total Annual Fund Operating Expenses[3]	0.45%[5]	0.46%[9]
(Combined Fund)
Pro Forma
Management Fees	0.30%
Other Expenses[2]	0.11%
Acquired Fund Fees & Expenses	N/A
Total Annual Fund Operating Expenses[3]	0.41%
Less fee waiver and/or expense reimbursement[4]	(0.01%)
Net expenses	0.40%

Explanation of Fee and Expense Tables

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1 Expenses are based on the most recent fiscal year of the respective Summit Merging Fund and of the Calvert Acquiring Fund, respectively (expenses are based on projected expenses for Calvert Large Cap Value's current fiscal year). Expenses of the respective Combined Fund are based on what the estimated combined expenses would have been for the most recent fiscal year assuming the Reorganization had taken place on October 1, 2006. Management fees for each Calvert Acquiring Fund include the advisory fee paid to CAMCO, and the administrative fee paid to Calvert Administrative Services Company, an affiliate of CAMCO. With respect to the amount of each Fund's advisory fee, see "Investment Advisory Agreement." The administrative fees (as a percentage of net assets) are 0.30% for Calvert Income Class Y and 0.10% for Calvert Income Class I.

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2 "Other expenses" for each Calvert Acquiring Fund includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.

3 Total Annual Fund Operating Expenses for each Calvert Acquiring Fund reflect an indirect fee resulting from each Fund's expense offset arrangement with its custodian bank. Under this arrangement, the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the "Financial Highlights" section of the Fund's most recent Annual Report as the difference between the line items "Expenses Before Offsets" and "Net Expenses."

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4 CAMCO has agreed to limit direct net annual fund operating expenses for the Combined Income and Large Cap Value Funds through December 12, 2010 to the level of each Summit Merging Fund's current net expenses as of November 30, 2008. CAMCO has agreed to limit direct net annual fund operating expenses for the Combined Calvert Institutional Prime Fund to 0.40% through December 12, 2010. This expense limitation does not limit the acquired fund fees and expenses incurred by a shareholder. For purposes of illustration only, assuming the rate of each Summit Merging Fund's net expenses for the fiscal year ended September 30, 2007 were the rate of the Fund's net expenses in effect on November 30, 2008, and subject to the qualifications discussed below, direct net operating expenses for the Combined Fund Pro Forma would not exceed 0.76% for Calvert Income Class I and 1.01% for Calvert Income Class Y, 1.17% for Calvert Large Cap Value Class A and 0.92% for Calvert Large Cap Value Class Y. Only the respective Calvert Acquiring Fund's Board of Trustees may terminate a Combined Fund's expense cap for the period. The example on the following page reflects these expense limits but only through 2010. Under the terms of the expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes. It is not expected that a Combined Fund will incur a material amount of interest expense in the fiscal year.

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5 Pursuant to the terms of the Summit Funds' investment advisory agreements, Total Annual Fund Operating Expenses, in excess of 0.45% for Summit Money Market - Class I are paid by Summit Investment Partners, Inc.

6 The initial sales charge is reduced or eliminated for purchases of $25,000 or more for the Class A shares of Summit Everest and Summit Bond.

7 Purchases of Class A shares of Calvert Income and Calvert Large Cap Value for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase.

8 CAMCO has agreed to limit direct net annual fund operating expenses for Calvert Large Cap Value through January 31, 2010. Subject to the qualifications discussed below, direct net operating expenses will not exceed 1.35% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense cap for the period. The example below reflects these expense limits but only through the contractual date. Under the terms of the expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses and taxes. The Fund does not expect to incur a material amount of interest expense in the fiscal year.

The Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement." It is not expected that a material amount of credits will be earned in the fiscal year.

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9 From time to time, CAMCO may, at its discretion, voluntarily reimburse Calvert Institutional Prime for certain of its expenses in order to reduce expense ratios. CAMCO may cease these voluntary reimbursements at any time. The Annual Fund Operating Expenses do not reflect expense reimbursements. Net of current expense reimbursements and offsets, the expenses of Calvert Institutional Prime were 0.27% for the fiscal year ended September 30, 2007. After the contractual date, the expense limitation may or may not be continued, and accordingly, the direct net operating expenses may go up.

The following table compares the net expense ratios for the respective Summit Merging Fund and the respective Calvert Acquiring Fund (as of June 30, 2008), recognizing that Calvert intends to cap the net expense ratio of the respective Combined Fund at the current net expense ratio in effect for Summit Bond and Summit Everest as of November 30, 2008; and that Calvert has agreed to limit direct net annual fund operating expenses for the resulting Combined Calvert Institutional Prime (into which Summit Money Market will be combined) to 0.40%.

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Summit Bond à Calvert Income

	Share Class	Net Expense Ratio
Summit Bond	I	0.76%
merges into Calvert Income	I	0.53%
Summit Bond	A	1.01%
merges into Calvert Income	Y1	0.90%

Summit Everest à Calvert Large Cap Value

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	Share Class	Net Expense Ratio
Summit Everest	I	0.89%
merges into Calvert Large Cap Value	Y2	0.89%3
Summit Everest	A	1.14%
merges into Calvert Large Cap Value	A	1.14%3

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1     The main difference between Calvert's A shares and Y shares is that the Y shares do not have a sales load or any 12b-1 fees.

2     The main difference between Calvert's I shares and Y shares is that the Y shares are designed to accommodate retirement plan distribution arrangements.

3     Expenses will be capped for two years at the level of Summit Everest as of November 30, 2008 so as not to increase expenses to shareholders.

Summit Money Market à Calvert Institutional Prime

	Share Class	Net Expense Ratio
Summit Money Market	I	0.45%
merges into Calvert Institutional Prime	I	0.40%4

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4       Expenses will be capped for two years at 0.40% so as not to increase expenses to shareholders.

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* * *

Examples. These examples are intended to help you compare the cost of investing in each Summit Merging Fund versus each Calvert Acquiring Fund and the respective Combined Fund (Pro Forma), assuming the Reorganizations take place. The examples assume that:

    You invest $10,000 ($1,000,000 for Class I shares) in the Fund for the time periods indicated;

    You reinvest all dividends and distributions;

    Your investment has a 5% return each year;

    The Fund's operating expenses remain the same; and

    Any Calvert expense limitation is in effect for year one and two.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Summit Bond à Calvert Income

(Unaudited)

Number of Years Investment is Held	(Merging Fund)		(Acquiring Fund)
	Summit Bond		Calvert Income
	Class A	Class I	Class Y	Class I
1 year	$100	$78	$92	$5,622
3 years	$311	$245	$287	$17,629
5 years	$539	$426	$498	$30,728
10 years	$1,193	$950	$1,108	$68,928
Number of Years Investment is Held	(Combined Fund)
	Pro Forma
	Class Y	Class I
1 year	$92	$5,622
3 years	$287	$17,629
5 years	$498	$30,728
10 years	$1,108	$68,928

Summit Everest à Calvert Large Cap Value

(Unaudited)

Number of Years Investment is Held	(Merging Fund)		(Acquiring Fund)
	Summit Everest		Calvert Large Cap Value
	Class A	Class I	Class A	Class Y
1 year	$113	$94	$606	$111
3 years	$352	$295	$961	$408
5 years	$610	$511	N/A	N/A
10 years	$1,345	$1,135	N/A	N/A
Number of Years Investment is Held	(Combined Fund)
	Pro Forma
	Class A	Class Y
1 year	$588	$94
3 years	$885	$344
5 years	$1,262	$666
10 years	$2,317	$1,566

Summit Money Market à Calvert Institutional Prime

(Unaudited)

Number of Years Investment is Held	(Merging Fund)	(Acquiring Fund)	(Combined Fund)
	Summit Money Market	Institutional Prime	Pro Forma
1 year	$46	$4,704	$4,092
3 years	$145	$14,764	$12,959
5 years	$253	$25,757	$22,777
10 years	$568	$57,917	$51,545

PERFORMANCE COMPARISON

The following bar charts and performance tables show each Fund's annual returns and its long-term performance. The charts and tables provide some indication of the risks of investing in each Fund. A Fund's past performance does not necessarily indicate how that Fund will perform in the future.

The bar charts show how the performance of each Fund has varied from year-to-year.

Summit Bond à Calvert Income

(Merging Fund)
Summit Bond
Year-by-Year Total Return

* Total return for the most recent fiscal year quarter ended December 31, 2007 was 0.90%.

During the period shown in the bar chart, the highest return for a calendar quarter was 4.35% (quarter ended 6/30/2003) and the lowest return for a quarter was -2.82% (quarter ended 6/30/2004).

The bar chart and table for Summit Bond provide some indication of the risk of investing in the Fund. The bar chart shows how the Fund's Class I shares' annual performance has varied from year to year since its inception. The table below shows how the Fund's average annual total returns compare with those of the Lehman Brothers Aggregate Bond Index. The bar chart does not reflect the impact of sales charges (which apply to Class A shares), which would lower returns below those shown in the bar chart. The table reflects deduction of the front-end sales charge applicable to Class A shares. Absent limitation of the Fund's expenses in 2000 and 2001, total returns would be lower.

(Acquiring Fund)
Calvert Income
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q1 '01	8.02%
Worst Quarter: (of periods shown)	Q2 '04	-1.53%

The bar chart and table for Calvert Income show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table below compares the Fund's performance over time to that of the Lehman U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds BBB-Rated Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund.

AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2007)
(Merging Fund)				(Acquiring Fund)
Summit Bond				Calvert Income
Class I Shares				Class I Shares
	1 Year	5 Years	Since Inception*		1 Year	5 Years	10 Years**
Return Before Taxes	3.63%	5.02%	5.60%	Return Before Taxes	5.71%	7.06%	7.65%
Return After Taxes on Distributions(1)	1.79%	3.08%	3.39%	Return After Taxes on Distributions	3.35%	4.81%	4.80%
Return After Taxes and on Distributions and Sale of Fund Shares(1)	2.34%	3.15%	3.45%	Return After Taxes and on Distributions and Sale of Fund Shares	3.83%	4.79%	4.83%
				Lehman U.S. Credit Index	5.11%	4.84%	6.06%
				Lipper Corporate Debt Funds BBB-Rated Avg.	4.38%	5.39%	5.35%
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Class A Shares(2)				Class Y Shares
	1 Year	5 Years	Since Inception*		1 Year	5 Years	10 Years
Return Before Taxes	-1.00%	3.86%	4.75%	Return Before Taxes	5.08%	6.38%	7.33%
Return After Taxes on Distributions	(1)	(1)	(1)	Return After Taxes on Distributions	2.92%	4.37%	4.52%
Return After Taxes and on Distributions and Sale of Fund Shares	(1)	(1)	(1)	Return After Taxes and on Distributions and Sale of Fund Shares	3.43	4.36%%	4.56%
Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	6.41%

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* The inception date of Summit Bond is 4/3/00.

** The inception date of Calvert Income is 2/26/99.

(1) After-tax returns are presented for Class I shares only. After-tax returns for Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Class A shares became available February 1, 2007, and performance prior to that date is based on the Class I shares' performance adjusted for the 12b-1 distribution fees applicable to Class A. A 4.25% load has been applied.

(3) Reflects no deduction for fees, expenses or taxes.

Summit Everest à Calvert Large Cap Value

(Merging Fund)
Summit Everest
Year-by-Year Total Return

* Total return for the most recent fiscal year quarter ended December 31, 2007 was -4.70%.

During the period shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended 6/30/2003) and the lowest return for a quarter was -21.37% (quarter ended 9/30/2002).

The bar chart and table provide some indication of the risk of investing in Summit Everest. The bar chart shows how the Fund's Class I shares' annual performance has varied from year to year since its inception. The table below shows how the Fund's average annual total returns compare with those of the Russell 1000 Value Index. The bar chart does not reflect the impact of sales charges (which apply to Class A shares), which would lower returns below those shown in the bar chart. The table reflects deduction of the front-end sales charge applicable to Class A shares. Absent limitation of the Fund's expenses in 2000 and 2001, total returns would be lower.

(Acquiring Fund)
Calvert Large Cap Value

There are no performance tables for Calvert Large Cap Value because the Fund has had less than one calendar year of operations; but pursuant to the Reorganization, the Fund will assume the prior performance of Summit Everest.

AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2007)
(Merging Fund)
Summit Everest
Class I Shares	1 Year	5 Years	Since Inception*
Return Before Taxes	0.60%	15.34%	8.62%
Return After Taxes on Distributions(1)	-1.29%	13.64%	7.03%
Return After Taxes and on Distributions and Sale of Fund Shares(1)	1.78%	12.88%	6.80%

Class A Shares(2)
	1 Year	5 Years	Since Inception*
Return Before Taxes	-5.42%	13.77%	7.55%
Russell 1000 Value Index(3)	-0.17%	14.63%	6.87%

* The inception date of Summit Everest is 12/29/99.

(1) After-tax returns are presented for Class I shares only. After-tax returns for Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Prior to October 1, 2004, Class A shares were designated as Class F shares and were not subject to an initial sales load. A 5.75% load has been applied.

(3) Reflects no deduction for fees, expenses or taxes.

Summit Money Market à Calvert Institutional Prime

(Merging Fund)
Summit Money Market
Year-by-Year Total Return

* Total return for the most recent fiscal year quarter ended December 31, 2007 was 1.21%.

During the period shown in the bar chart, the highest return for a calendar quarter was 1.42% (quarter ended 3/31/2001) and the lowest return for a quarter was 0.17% (quarter ended 9/30/2003).

The bar chart and table below provide some indication of the risk of investing in Summit Money Market. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table below shows the Fund's average annual total returns. Absent limitation of the Fund's expenses, total returns would be lower.

(Acquiring Fund)
Calvert Institutional Prime
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q4 '00	1.64%
Worst Quarter: (of periods shown)	Q1 '04	0.23%

The bar chart and table show Calvert Institutional Prime's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart below shows how the performance has varied from year to year. The table compares the Fund's performance over time to the Lipper Institutional Money Market Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund.

AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2007)
(Merging Fund)				(Acquiring Fund)
Summit Money Market				Calvert Institutional Prime
	1 Year	5 Years	Since Inception*		1 Year	5 Years	10 Years
Summit Money Market	5.03%	2.87%	3.05%	Calvert Institutional Prime	5.11%	3.08%	3.87%
Money Fund's First Tier Retail	4.58%	2.51%	2.66%	Lipper Institutional Money Market Funds Average	4.98%	2.86%	3.65%

The inception date of Summit Money Market is 07/09/01.

Important information about each Calvert Acquiring Fund is also contained in management's discussion of fund performance, which appears in the most recent Annual and Semi-Annual Reports of the respective Fund.

MANAGEMENT OF CALVERT FUNDS

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Investment Management. Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for each Calvert Acquiring Fund. CAMCO is a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI Mutual Holding Company. CAMCO provides each Calvert Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by CAMCO. It has been managing mutual funds since 1976.

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Investment Advisory Agreement.

Summit Bond à Calvert Income

Under the investment advisory agreement between CAMCO and The Calvert Fund, the annual advisory fee paid by Calvert Income for the most recent fiscal year as a percentage of the Fund's average daily net assets was 0.40%.

Summit Everest à Calvert Large Cap Value

Under the investment advisory agreement between CAMCO and Calvert SAGE Fund, an annual advisory fee of 0.65% is payable by Calvert Large Cap Value as a percentage of the Fund's average daily net assets.

Summit Money Market à Calvert Institutional Prime

Under the investment advisory agreement between CAMCO and Calvert Cash Reserves, the annual advisory fee paid by Calvert Institutional Prime for the most recent fiscal year as a percentage of the Fund's average daily net assets was 0.25%.

*  *  *

Portfolio Managers. Information is provided below identifying each individual and/or member of the team who is employed by or associated with CAMCO and who is jointly and primarily responsible for the day-to-day management of each Calvert Acquiring Fund. This information is not required for Calvert Institutional Prime.

Summit Bond à Calvert Income

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Calvert Income
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Senior Vice President and Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 20 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Summit Everest à Calvert Large Cap Value

Calvert Large Cap Value (as of December 12, 2008)
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
James R. McGlynn	Portfolio Manager	Joining Calvert pursuant to re-structuring on December 12, 2008

Lead Portfolio Manager of Calvert's large cap growth team since 2008

Lead Portfolio Manager of Summit's large cap growth team since 1999

Vice President and Co-Portfolio Manager for the UAM TJ Core Equity Fund, Tom Johnson Investment Management, since May, 1991.

Lead Portfolio Manager
Yvonne M. Bishop	Assistant Portfolio Manager	Joining Calvert pursuant to re-structuring on December 12, 2008

Assistant Portfolio Manager of Calvert's large cap growth team since 2008

Assistant Portfolio Manager of Summit's large cap growth team since 2000.

Ms. Bishop has over 17 years in the investment industry.

Assistant Portfolio Manager

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The respective Calvert SAI provides additional information about each Fund Manager's management of other accounts, compensation and ownership of securities in the respective Calvert Acquiring Fund.

Other Management Arrangements.

Calvert Distributors, Inc. ("CDI"), a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, serves as the principal underwriter and distributor for each Calvert Acquiring Fund.

Boston Financial Data Services, Inc., a subsidiary of State Street Bank & Trust Company, N.A., is each Fund's transfer agent and dividend disbursing agent.

Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, is each Fund's shareholder servicing agent.

Calvert Administrative Services Company, a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, is each Fund's administrator.

REASONS FOR THE REORGANIZATION

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Background on Proposed Changes to Summit Funds. Summit Mutual Funds, Inc. was established in 1984 and currently has 21 mutual funds under the Summit Apex Series and the Summit Pinnacle Series. The Summit Funds are advised by Summit Investment Partners, Inc. Summit is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central"), which is a wholly-owned subsidiary of Ameritas Holding Company ("AHC"), a Nebraska corporation 100% owned by UNIFI. Thus, both Union Central and Summit, which continues to be a wholly-owned subsidiary of Union Central, are indirect subsidiaries of UNIFI. As of September 30, 2008, Summit had approximately $1.1 billion in mutual fund assets under management.

Within the UNIFI structure, there is another mutual fund family, the Calvert Funds. The Calvert Funds were founded in 1976 with a focus on tax free and socially responsible investing. As of September 30, 2008, the Calvert Funds had approximately $14 billion in assets under management across 42 mutual fund portfolios, ranging from money market, equity, fixed income and tax free funds, to variable annuity offerings. CAMCO is the investment adviser to the Calvert Funds. CAMCO was incorporated under the laws of the State of Delaware on November 20, 1981. The Calvert Funds receive other fund services through CAMCO's affiliated companies (administrative services are provided by Calvert Administrative Services Company, fund distribution is undertaken by Calvert Distributors, Inc. and client services are provided by Calvert Shareholder Services, Inc.)

At in-person meetings on September 5, 2008 and September 9, 2008, the Directors of the Company voted to approve changes to the Summit Merging Funds, in concert with the combining of the Summit and Calvert Funds, with a view to providing increased shareholder benefits and operational efficiencies. With such a combination, Calvert will assume the investment advisory role for the entire line-up of Summit mutual fund assets. The realignment is expected to:

  Create economies of scale for shareholders as represented by lower or capped expenses for all remaining Funds with the implementation of a fee cap on the net expense ratio of each Fund for a period of two years.

  Lower sales loads for all remaining Funds thereby potentially increasing future distribution and growth opportunities. 5

  Expand shareholder and sales support servicing of the remaining Funds.

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  Leverage Summit and Calvert existing asset management and distribution strengths.

  Minimize disruption to Summit's distribution partners and shareholders while providing increased growth potential.

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_________________________
5   Under the realignment, the remaining Funds under the Summit Apex Series will be managed by Calvert, and will assess a lower sales charge than under Summit management.

The realignment will be effected in several ways. The remaining Summit Funds will continue in their current form, but will be advised by Calvert. Calvert will then engage Summit, among others, to provide the day-to-day management of certain of those Funds in a sub-advisory role. The Summit Bond Portfolio of the Pinnacle Series, and the Summit Funds which are the subject of this Prospectus/Proxy Statement, will be reorganized into comparable Calvert Funds.

Board Considerations. The Summit Directors, including the Summit Independent Directors, believe that each proposed Reorganization is in the best interest of the shareholders of the respective Summit Merging Fund and accordingly have authorized the submission of the Reorganization Plan to each Summit Merging Fund's shareholders for approval.

At in-person meetings of Directors held on September 5, 2008 and September 9, 2008, the Summit Directors considered management's recommendation to reorganize each Summit Merging Fund into the respective Calvert Acquiring Fund. In determining whether it was appropriate to recommend approval by shareholders, the Summit Directors requested information, provided by both management of Summit and by Calvert, which they believed to be reasonably necessary to reach their conclusion. The Summit Directors carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. After considering other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Summit Directors determined that each Reorganization would be in the best interest of each Summit Merging Fund and its shareholders.

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The Summit Directors reviewed various challenges to the continuing viability of each Summit Merging Fund. The Summit Directors also considered potential benefits to the shareholders of each Summit Merging Fund from the Reorganizations.

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The Reorganizations will allow the Summit Merging Funds' shareholders to continue to participate in professionally-managed funds that have compatible investment strategies. The Board of Directors, in recommending the proposed Reorganizations, considered a number of factors, including the following:

  The capabilities, investment experience, and resources of Calvert;

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  The current size and future growth prospects of each Summit Merging Fund compared to those of the respective Calvert Acquiring Fund;

  The compatibility of the investment objective, investment policy and risks of each Calvert Acquiring Fund with those of the respective Summit Merging Fund;

  The expenses and advisory fees applicable to each Summit Merging Fund and the respective Calvert Acquiring Fund before the Reorganizations;

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  The fact that in order not to increase expenses to shareholders of each Summit Merging Fund, Calvert has agreed to cap total net expenses for the respective Calvert Acquiring Fund for two years following the Reorganizations at the current rate of each Summit Merging Fund in effect as of November 30, 2008;

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  Economies of scale which may potentially be realized as a result of the Reorganization;

  The relative investment performance of each Summit Merging Fund as compared to the respective Calvert Acquiring Fund;

  The service features available to shareholders of both the Summit Merging Funds and the respective Calvert Acquiring Fund;

  The terms and conditions of each Reorganization Plan;

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  The fact that each Reorganization would not dilute the interests of the respective Summit Merging Funds' current shareholders and that the terms of each Plan of Reorganization were fair, and reasonable, and consistent with industry practice;

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  The anticipated tax-free nature of each Reorganization to the respective Summit Merging Fund and its shareholders;

  The fact that each Calvert Acquiring Fund will assume the known liabilities of the respective Summit Merging Fund; and

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  The costs estimated to be incurred to complete the Reorganizations, including the fact that the Summit Merging Funds will not bear any expenses relating to the Reorganizations, which will be borne by Calvert and Summit.

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Following a review of the materials provided and the terms of each Reorganization Plan, the Summit Independent Directors approved the proposed Reorganizations and recommended approval by Summit Merging Fund shareholders. In connection with their approval, the Summit Independent Directors considered, among other things, that: (1) because each Reorganization is to be effected on the basis that the value of each Calvert Acquiring Fund's shares to be received by the respective Summit Merging Fund's shareholders will be equal to the value of each Summit Merging Fund's shares surrendered in exchange therefor, shareholders of the respective Summit Merging Fund will not experience any dilution in the value of their investment as a result of the Reorganizations; and (2) each Summit Merging Fund will receive an opinion of counsel that the exchanges contemplated by the respective Reorganization would be tax-free for federal income tax purposes.

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At the regular meetings of the respective Board of Trustees of each Calvert Acquiring Fund ("Calvert Boards") held on September 10, 2008, the Calvert Boards likewise considered management's recommendation relating to the proposed Reorganizations, along with information provided by the management of Calvert. The Calvert Boards considered, among other things, that shareholders of each Calvert Acquiring Fund will not experience any dilution in the value of their investment as a result of the Reorganizations, and that each Calvert Acquiring Fund will receive an opinion of counsel that the exchanges contemplated by the respective Reorganizations would be tax-free for federal income tax purposes. The Calvert Boards, including the Calvert Independent Boards, concluded that the proposed Reorganizations would be in the best interests of the shareholders of each Calvert Acquiring Fund and that the interests of its shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations. The Calvert Boards therefore approved each Reorganization on behalf of the respective Calvert Acquiring Fund. The votes of the shareholders of the Calvert Acquiring Funds are not being solicited by this Prospectus/Proxy Statement because their approval or consent is not necessary for the Reorganizations.

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INFORMATION ABOUT THE REORGANIZATION

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The following summary is qualified in it is entirety by reference to the Reorganization Plans, the form of which is attached as Exhibits A, B and C to this Prospectus/Proxy Statement.

Plans of Reorganization. The proposed Reorganization Plans provide that each Calvert Acquiring Fund will acquire all of the assets of the respective Summit Merging Fund in exchange for shares of the Calvert Acquiring Fund. The Reorganizations are expected to be completed on or about December 12, 2008 or such later date as the parties may mutually agree.

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The value of the full and fractional shares of each Calvert Acquiring Fund to be issued to shareholders of the respective Summit Merging Fund will equal the value of the shares of the Summit Merging Fund outstanding immediately prior to the Reorganizations. Fund securities of the Summit Merging Funds will be valued in accordance with the valuation practices of the Calvert Acquiring Funds.

At the time of the Reorganizations, each Summit Merging Fund will pay all of its obligations and liabilities, and prior to each Reorganization will issue a dividend to distribute to its respective shareholders any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed (after reductions for any capital loss carryforwards). The Reorganizations will be accounted for by the method of accounting commonly used by open-end investment companies.

As soon as practicable after the Closing Date, each Summit Merging Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date full and fractional shares of the respective Calvert Acquiring Fund at a total net asset value equal to the value of the shareholder's shares of the Summit Merging Fund computed as of the close of business on the Valuation Date (the business day immediately preceding the Closing Date). This method of valuation is consistent with interpretations of Rule 22c-1 under the Investment Company Act of 1940 by the SEC's Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the respective Calvert Acquiring Fund, representing the respective pro rata number of full and fractional shares of the respective Calvert Acquiring Fund due shareholders of each Summit Merging Fund. Share certificates will not be issued in connection with the Reorganizations.

The consummation of each Reorganization Plan is subject to the conditions set forth therein, including the following: each Reorganization Plan shall have been approved by the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Summit Merging Fund. As indicated above, the votes of the shareholders of the Calvert Acquiring Funds are not being solicited because their approval or consent is not necessary for the Reorganizations.

Representations, Warranties and, Agreements. All parties to the respective Reorganizations shall have complied with their respective responsibilities under the Reorganization Plans, the respective representations and warranties contained in the Reorganization Plans shall be true in all material respects as of the Closing Date, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of any of the Funds since June 30, 2008. All parties shall produce certificates satisfactory in form and substance indicating that they have met the terms of the Reorganization Plans.

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Tax Opinion. All parties to the Reorganizations shall have received an opinion of counsel, addressed to the respective Funds and in form and substance satisfactory to each party, as to certain of the federal income tax consequences of the Reorganizations under the Internal Revenue Code ("Code") to each Summit Merging Fund, each respective Calvert Acquiring Fund, and their respective shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Reorganization Plans, this Prospectus/Proxy Statement, and on other written representations as each Summit Merging Fund and each Calvert Acquiring Fund, respectively, will have verified. The opinion of counsel will indicate to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, upon consummation of the Reorganizations:

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  No Summit Merging Fund or Calvert Acquiring Fund will recognize any gain or loss upon the transfer of the assets of any Summit Merging Fund to any Calvert Acquiring Fund in exchange for the respective Calvert Acquiring Fund shares, and, in the case of each Summit Fund, upon the distribution (whether actual or constructive) of the respective Calvert Acquiring Fund shares to Summit Fund shareholders in exchange for their shares of capital stock of the Summit Fund;

  The shareholders of each Summit Merging Fund who receive the respective Calvert Acquiring Fund shares pursuant to the Reorganizations will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Summit Merging Fund for the respective Calvert Acquiring Fund shares (including any share interests they are deemed to have received) pursuant to the Reorganizations;

  The tax basis of each Calvert Acquiring Fund shares received by shareholders of the respective Summit Merging Fund will be the same as the tax basis of the shares of capital stock of the respective Summit Merging Fund surrendered in the exchange; and the holding period of each Calvert Acquiring Fund shares received by each shareholder of the respective Summit Merging Fund will include the period during which the shares of the respective Summit Merging Fund exchanged therefor were held by such shareholder, provided the shares of the respective Summit Merging Fund were held as a capital asset on the date of the Reorganizations; and

  The tax basis of each Summit Merging Fund's assets acquired by the respective Calvert Acquiring Fund will be the same as the tax basis of such assets to the respective Summit Merging Fund immediately prior to the Reorganizations, and the holding period of the assets of the respective Summit Merging Fund in the hands of the respective Calvert Acquiring Fund will include the period during which those assets were held by the respective Summit Merging Fund.

Each Reorganization Plan may be amended by mutual written consent of the parties authorized by the Board of Trustee/Directors of each party before or after approval of the Reorganization Plan by shareholders of the respective Summit Merging Funds, but after such approval, no amendment may be made that substantially changes the terms of the Reorganization Plan.

Each Reorganization Plan may be terminated, and the Reorganizations abandoned, at any time prior to the Closing Date by either party upon notice to the other party, whether before or after approval by shareholders the Summit Merging Fund, or by either party by notice to the other party at any time prior to the Closing Date if any material condition to its performance under the Reorganization Plan or a material covenant of the other party set forth in the Reorganization Plan has not been fulfilled, or a material default or material breach of the Reorganization Plan is made by the other party.

Description of Calvert Acquiring Fund Shares. In accordance with the procedures under the Reorganization Plans as described above, each shareholder of each Summit Merging Fund will receive that number of full and fractional shares of the respective Calvert Acquiring Fund equal in value at the Valuation Date to the value of the shares of the Summit Merging Fund which such shareholder currently holds. Each share will be fully paid and non-assessable when issued and transferable without restrictions and will have no preemptive or conversion rights.

Because the transfer will be effected at NAV without the imposition of a sales charge, Summit Merging Fund shareholders will receive respective Calvert Acquiring Fund shares without paying any front-end sales charge or a contingent deferred sales charge as a result of the Reorganizations.

After the Reorganizations, the value of your shares will depend on the performance of the respective Calvert Acquiring Fund, rather than that of the respective Summit Merging Fund.

Federal Income Tax Consequences. Each Reorganization Plan is intended to be a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code. Opinions of Counsel are not binding on the Internal Revenue Service or the Courts. If the Reorganizations are consummated but do not qualify as tax-free reorganizations under the Code, the consequences described above would not be applicable, and shareholders could recognize a gain or loss on the transaction. Shareholders of the Summit Merging Funds should consult their tax advisors regarding the effect, if any, of the proposed Reorganizations in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders of the Summit Merging Funds should also consult their tax advisors as to the state and local tax consequences, if any, of the Reorganizations.

Neither Summit Everest not Summit Money Market have capital loss carry-forwards.

Summit Bond à Calvert Income

Effect of the Reorganizations on Capital Loss Carryforwards. The following table provides comparative information regarding realized capital gains and losses and net unrealized appreciation or depreciation of Fund securities as of March 31, 2008, and the capital loss carryforwards as of September 30, 2007 for Summit Bond.

Summit Bond
Capital Loss Carryforward Expiring September 30:
2011	2014	2015
($251,589)	($141,901)	($336,178)

Net realized gain (loss) on investments		$554,953
Net unrealized appreciation (depreciation) on investments		($4,304,100)

If a Reorganization does not occur, Summit Bond's loss carry forwards should be available to offset any net realized capital gains of the Fund through their expiration date in December 2011, 2014, and 2015. It is anticipated that no distributions of net realized capital gains would be made by Summit Bond until the capital loss carryforwards expire or are offset by net realized capital gains.

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If the Reorganizations are consummated, Calvert Income will be constrained in the extent to which it can use the capital loss carryforwards of Summit Bond because of limitations imposed by the Code, on the occurrence of an ownership change. Calvert Income should be able to use in each year a capital loss carryforward in an amount equal to the net asset value of Summit Bond on the date of the Reorganization multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service. If the amount of such a loss is not used in one year, it may be added to the amount available for use in the next year. For 2008, the amount of capital loss carryforward that may be used under the formula will be further reduced to reflect the number of days remaining in the year following the date of the Reorganization, currently anticipated to close on or about December 12, 2008.

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CAMCO believes that the anticipated benefits outweigh the uncertain potential detriment resulting from the partial loss of capital loss carryforwards.

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Expenses. As indicated above, in order not to increase expenses to shareholders of the respective Summit Merging Fund, Calvert has agreed to cap total net expenses for the respective Combined Fund for two years following the Reorganizations at the current net expense rate of Summit Bond and Summit Everest in effect as of November 30, 2008. Calvert has agreed to limit direct net annual fund operating expenses for the resulting Combined Calvert Institutional Prime Fund (into which Summit Money Market will be combined) to 0.40%.

Capitalization. The following table shows the capitalization of each Summit Merging Fund and the respective Calvert Acquiring Fund as of June 30, 2008 (September 30, 2008 for Summit Everest), and on a pro forma basis the capitalization of each Combined Fund as of that date, giving effect to the proposed acquisition of assets at net asset value.

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Summit Bond à Calvert Income

	(Merging Fund)	(Acquiring Fund)		(Combined Fund)
	Summit Bond -- Class A	Calvert Income -- Class Y	Pro Forma Adjustments*	Pro Forma **
Net Assets	$809,122	$292,350	$0	$1,101,472
Shares Outstanding	17,476	18,192	32,874	68,542
Net Asset Value per Share	$46.30	$16.07	-	$16.07
	(Merging Fund)	(Acquiring Fund)		(Combined Fund)
	Summit Bond -- Class I	Calvert Income -- Class I	Pro Forma Adjustments*	Pro Forma **
Net Assets	$83,453,688	$381,752,537	$0	$465,206,225
Shares Outstanding	1,808,196	23,837,245	3,404,402	29,049,843
Net Asset Value per Share	$46.15	$16.01	-	$16.01

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	Calvert Income -- Class A6	Pro Forma Adjustments	Pro Forma
Net Assets	$4,992,069,609	$0	$4,992,069,609
Shares Outstanding	311,893,608	-	311,893,608
Net Asset Value per Share	$16.01	-	$16.01
	Calvert Income -- Class B7	Pro Forma Adjustments	Pro Forma
Net Assets	$118,645,548	$0	$118,645,548
Shares Outstanding	7,441,446	-	7,441,446
Net Asset Value per Share	$15.94	-	$15.94
	Calvert Income -- Class C7	Pro Forma Adjustments	Pro Forma
Net Assets	$518,642,126	$0	$518,642,126
Shares Outstanding	32,424,959	-	32,424,959
Net Asset Value per Share	$16.00	-	$16.00
	Calvert Income -- Class R7	Pro Forma Adjustments	Pro Forma
Net Assets	$4,787,972	$0	$4,787,972
Shares Outstanding	297,997	-	297,997
Net Asset Value per Share	$16.07	-	$16.07

6   Classes A, B, C and R of Calvert Income are not part of the Reorganization.

7   Classes A, B, C and R of Calvert Income are not part of the Reorganization.

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Summit Everest à Calvert Large Cap Value

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	(Merging Fund)	(Acquiring Fund)		(Combined Fund)
	Summit Everest - Class A	Calvert Large Cap Value - Class A	Pro Forma Adjustments*	Pro Forma **
Net Assets	$4,555,656	$95,000	$0	$4,650,656
Shares Outstanding	97,269	6,333	206,441	310,043
Net Asset Value per Share	$46.84	$15.00	-	$15.00
	(Merging Fund)	(Acquiring Fund)		(Combined Fund)
	Summit Everest - Class I	Calvert Large Cap Value -- Class Y	Pro Forma Adjustments*	Pro Forma **
Net Assets	$83,116,124	$5,000	$0	$83,121,124
Shares Outstanding	1,756,785	333.3	3,784,290	5,541,408
Net Asset Value per Share	$47.31	$15.00	-	$15.00

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Summit Money Market à Calvert Institutional Prime

	(Merging Fund)	(Acquiring Fund)		(Combined Fund)
	Summit Money Market	Calvert Institutional Prime	Pro Forma Adjustments	Pro Forma **
Net Assets	$160,904,648	$158,267,439	$---	$319,172,087
Shares Outstanding	160,953,996	158,282,905	---	319,236,901
Net Asset Value per Share	$1.00	$1.00	$---	$1.00

* Share adjustment is necessary when issuing Calvert Acquiring Fund shares to the respective Summit Merging Fund shareholders because the Funds' net asset values are different.

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** The pro forma combined net assets do not reflect adjustments with respect to distributions prior to the Reorganizations. The actual exchange ratio will be determined based on the relative net asset value per share and the number of shares outstanding of each Fund on the acquisition date.

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COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

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Following the Reorganizations, the operations of each Calvert Acquiring Fund will be governed by their respective organizational documents (i.e., the Declaration of Trust/Articles of Incorporation and By-laws, as applicable), as they now exist. After a comparison of both Funds' respective organizational documents, the following sets forth the rights of shareholders of each Fund.

Organizational Documents.

Summit Funds

  Articles of Incorporation of Summit Mutual Funds, Inc. dated January 24, 1984 and most recent Articles Supplementary dated September 25, 2007

  By-laws of Summit Mutual Funds, Inc. dated April 3, 1984, revised November 14, 2005

Calvert Income

  By-laws of The Calvert Fund dated June 16, 1988

  Declaration of Trust of The Calvert Fund dated March 15, 1982

Calvert Large Cap Value

  By-laws of Calvert SAGE Fund dated June 9, 2008

  Declaration of Trust of Calvert SAGE Fund dated June 9, 2008, Amendment to the Declaration of Trust dated September 10, 2008

Calvert Institutional Prime

  By-laws of Calvert Cash Reserves dated June 16, 1988.

  Declaration of Trust of Calvert Cash Reserves dated March 16, 1982.

Form of Organization.

Summit Funds

Each Summit Merging Fund is a diversified series of Summit Mutual Funds, Inc., an open-end management investment company registered with the SEC under the Investment Company Act of 1940 as a "series company" (as that term is used in Rule 18f-2 under the Investment Company Act of 1940) and organized as a Maryland corporation in January 1984.

Calvert Income

Calvert Income is a non-diversified series of The Calvert Fund, an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

Calvert Large Cap Value

Calvert Large Cap Value is a diversified series of Calvert SAGE Fund, an open-end management investment company organized as a Maryland business trust and registered under the Investment Company Act of 1940.

Calvert Institutional Prime

Calvert Institutional Prime is a diversified series of Calvert Cash Reserves, an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

Shareholder Meetings.

Summit Funds

Summit Mutual Funds, Inc. is not required to hold annual meetings of shareholders. A shareholder meeting may be called by the Chairman of the Board of Summit Mutual Funds, Inc., the President, a majority of the Summit Directors, or by the President at the request of the holders of a majority of the outstanding shares entitled to vote.

Calvert Income & Calvert Institutional Prime

The Funds do not routinely hold annual meetings of shareholders. The Funds may hold special meetings for matters requiring shareholder approval. A meeting of a Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

Calvert Large Cap Value

There shall be no annual meetings of shareholders except as required by law. A special meeting of the shareholders of the Trust or of any Series or Class shall be called by the Secretary whenever ordered by a majority of Trustees then in office, the Chair or the President. A special meeting of the shareholders of the Trust or of any series or class shall also be called by the Secretary upon the order of the Trustees upon the written request of the shareholders holding shares representing in the aggregate not less than one-third of the voting power of the outstanding shares entitled to vote on the matters specified in such written request provided that such request shall state the purposes of such meeting and the matters proposed to be acted on, and the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which estimate the Secretary shall determine and specify to such shareholders.

Shareholder Voting Rights.

Summit Funds

A majority of the outstanding shares of the Fund entitled to vote, present in person or represented at the meeting by proxy, constitutes a quorum for consideration of a matter at a shareholders' meeting. When a quorum is present at a meeting, a majority of the shares represented (greater than 50%) of the Fund is sufficient to act on a matter, unless a larger or different vote is required by law, including the 1940 Act, or in the case of Summit Bond, by the applicable governing documents.

Shares of a Fund represent an equal pro rata interest in the applicable Fund and generally have equal voting, redemption, dividend, liquidation and other rights. Shareholders of a Fund are entitled to receive dividends and other amounts as determined by the respective Directors. Shareholders of each Fund vote separately, by Fund, as to matters that affect only their particular Fund.

Each share of a Fund is entitled to one vote and each fractional share amount is entitled to a proportional fractional vote. Shares of each Fund have non-cumulative voting rights.

Calvert Income & Calvert Institutional Prime

Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of shareholders there must be present, in person or by proxy, holders of one-fourth of the total number of shares of the Trust then outstanding and entitled to vote at such meeting. If a quorum, as above defined, shall not be present for the purpose of any vote that may properly come before the meeting, the shareholders present in person or by proxy and entitled to vote at such meeting on such matter holding a majority of the shares present entitled to vote on such matter may by vote adjourn the meeting from time to time to be held at the same place without further notice than by announcement to be given at the meeting until a quorum, as above defined, entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this Declaration of Trust or by the By-Laws, a plurality of the votes cast shall elect a Trustee and all other matters shall be decided by a majority of the votes cast entitled to vote thereon.

Calvert Large Cap Value

The holders of outstanding shares entitled to vote in person or by proxy representing twenty-five percent (25%) of the voting power of the Trust shall constitute a quorum at any meeting of the shareholders, except that where pursuant to any provision of law, the Declaration of Trust or the Bylaws a vote shall be taken by individual series or class then outstanding shares entitled to vote in person or by proxy representing twenty-five percent (25%) of the voting power of that series or class shall be necessary to constitute a quorum for the transaction of business by that series or class. For the purposes of establishing whether a quorum is present, all Shares present and entitled to vote, including abstentions and broker non-votes, shall be counted.

Shareholder Liability.

Summit Funds

Under Maryland law, shareholders of each Fund have no personal liability as such for the acts or obligations of the respective Fund or for those of Summit Mutual Funds, Inc.

Calvert Income & Calvert Institutional Prime

The Trustees, officers, employees or agents of the Trust shall have no power to bind any shareholder personally or to call upon any shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

No shareholder or former shareholder of the Trust shall be liable solely by reason of his being or having been a shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust arising out of any action taken or omitted for or on behalf of the Trust, and the Trust shall be solely liable therefor and resort shall be had solely to the Trust property for the payment or performance thereof.

Each shareholder or former shareholder of the Trust (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to indemnity and reimbursement out of the Trust property to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such shareholder or former shareholder of the Trust shall be held to personal liability.

The Trust shall, upon request by the shareholder or former shareholder, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

Calvert Large Cap Value

No personal liability for any debt, liability or obligation or expense incurred by, contracted for, or otherwise existing with respect to, the Trust or any series or class shall attach to any shareholder or former shareholder of the Trust. In case any shareholder or former shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust or, if the Trust has more than one series, the applicable series, to be held harmless from and indemnified against all loss and expense arising from such liability; provided, however, there shall be no liability or obligation of the Trust arising hereunder to reimburse any Shareholder for taxes paid by reason of such shareholder's ownership of any shares or for losses suffered by reason of any changes in value of any Trust assets. The Trust shall, upon request by the shareholder or former shareholder, assume the defense of any claim made against the shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

* * *

Each Fund is governed by its respective Declaration of Trust/Articles of Incorporation and By-Laws, its Board of Trustees/Directors, and applicable state laws. The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust/Articles of Incorporation and By-Laws of each Fund and state and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust/Articles of Incorporation, By-Laws and state and federal law, as applicable, directly for more complete information. The description is qualified in its entirety by reference to the respective organizational documents.

Nonetheless, despite the differences, the Board of Directors of the Company still believes that the Reorganizations will be in the best interests of shareholders.

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GENERAL INFORMATION ABOUT THE FUNDS

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Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file proxy material, reports, and other information with the SEC (Summit Mutual Funds, Inc., File No. 811-04000, The Calvert Fund, File No. 811-03416; Calvert SAGE Fund, File No. 811-22212; and Calvert Cash Reserves, File No. 811-03418, respectively). These reports and other information filed by a Fund can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549 at prescribed rates. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains reports, other information, and proxy statements filed for the Funds.

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FINANCIAL STATEMENTS AND EXPERTS

The Annual Report to shareholders of each Summit Merging Fund for the year ended September 30, 2007, as well as the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the reports of Deloitte & Touche, LLP, independent registered public accounting firm for each Summit Merging Fund, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

The Annual Report to shareholders of each Calvert Acquiring Fund for the year ended September 30, 2007, as well as the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm for each Calvert Acquiring Fund, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

VOTING INFORMATION

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Voting instructions from the shareholders of each Summit Merging Fund are being solicited by the Directors of the Company for a Special Meeting of Shareholders to be held at 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202 at 9:00 am Eastern Time on Friday, December 5, 2008, or at such later time or date made necessary by adjournment.

The Company is soliciting voting instructions by U.S. mail. Additional solicitations may be made by telephone, computer communications, facsimile, or other such means, or by personal contact by officers or employees of Summit Investment Partners, Inc., who will receive no additional compensation for doing so, or by Broadridge, a firm which may be retained, if necessary, to assist in the solicitation of voting instructions and in the distribution and tabulation of voting instructions.

In accordance with each Reorganization Plan, Summit and Calvert will be responsible for payment of the expenses incurred by the Summit Merging Funds in connection with the Reorganizations. These expenses are estimated to cost approximately $68,182.00 to cover all legal and accounting fees and expenses, printing expenses, and other fees and expenses incurred in connection with the consummation of the Reorganizations. No Summit Fund will pay any of the expenses related to the transfer.

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Quorum. The presence in person or by proxy of the holders of a majority of the outstanding shares of each Summit Merging Fund is required to constitute a quorum at the Meeting. Shares held by shareholders present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Meeting.

Adjournment. In the event that a quorum is present at the Meeting but sufficient votes to approve the proposal described in this Prospectus/Proxy Statement are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies or to obtain the vote required for approval of the proposal. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proposal against any such adjournment. A shareholder vote may be taken prior to adjournment of the Meeting on the proposal in this Prospectus/Proxy Statement if sufficient votes have been received and it is otherwise appropriate.

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Vote Required. If a quorum is present at the Meeting, the affirmative vote of "a majority of the outstanding voting securities", as defined in the 1940 Act, of shareholders of the Summit Merging Fund who are eligible to vote on the proposal is required for approval of the Reorganization into the respective Calvert Acquiring Fund. This means that the proposal must be approved by the lesser of: (1) 67% or more of the shares entitled to vote and present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present in person or represented by proxy, or (2) more than 50% of the outstanding shares entitled to vote.

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Voting by Mail. In addition to voting in person at the Meeting, shareholders also may sign and mail the proxy card received with this Prospectus/Proxy Statement. Timely, properly executed proxies will be voted as instructed by shareholders, and will be voted "FOR" the proposal if the proxy contains no voting instructions.

Revocation. A shareholder may revoke his or her proxy at any time before it is exercised by: (1) written notice of revocation addressed to the Secretary of Summit Mutual Funds, Inc. prior to the Meeting, (2) submitting prior to the Meeting a properly-executed proxy bearing a later date, or (3) attending and voting in person at the Meeting and giving oral notice of revocation to the Chairman of the Meeting. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

Abstentions and Broker Non-Votes. Proxies that reflect abstentions and "broker non-votes" will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum but do not represent votes cast with respect to a proposal. "Broker non-votes" are shares held by brokers or nominees as to which (a) such persons have not received instructions from the beneficial owner or other persons entitled to vote and (b) the brokers or nominees do not have discretionary voting power on a particular matter. Accordingly, "broker non-votes" and abstentions effectively will be votes against the Reorganization proposal. Those shares present at the meeting by proxy (including abstentions and broker non-votes) will be voted by the named proxies in their discretion with respect to any proposal to adjourn the meeting to allow for further solicitation of proxies.

The votes of shareholders of the Calvert Acquiring Funds are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

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Record Date. Shareholders of each Summit Merging Fund of record at the close of business on October 15, 2008 (the record date) are entitled to notice of and to vote at the Meeting or any adjournment thereof. Shareholders are entitled to one vote for each share held and fractional shares are entitled to a proportional fractional vote.

As of October 15, 2008, as shown on the books of each Summit Merging Fund, the following number of shares of each Fund was issued and outstanding:

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(Merging Fund)	Number of Shares Outstanding
Summit Bond	1,712,234.268
Summit Everest	1,818,430.918
Summit Money Market	186,361,190.200

As of October 15, 2008, the officers and Directors of each Summit Merging Fund, as a respective group, beneficially owned less than 1% of the outstanding shares of the respective Summit Merging Fund.

As of October 15, 2008, to the Company's knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the respective Summit Merging Fund as shown:

Name and Address	Shares Owned	Percentage of Shares of Fund Owned Before Reorganization	Percentage of Shares of Fund Owned After Reorganization

Bond Fund - Class I
Union Central Life Insurance Company Attn: Roberta Ujvary PO Box 40888 Cincinnati, OH	1,605,074.282	93.74%	1.32%

Everest Fund - Class I
Union Central Life Insurance Company Attn: Roberta Ujvary PO Box 40888 Cincinnati, OH	1,069,372.175	58.81%	58.81%

Ameritas Life Insurance 5900 O Street Lincoln, NE	500,043.499	27.50%	27.50%

Ameritas Life Insurance 5900 O Street Lincoln, NE	109,435.594	6.02%	6.02%

Money Market Fund
Union Central Life Insurance Company Attn: Variable Processing 5900 O Street Lincoln, NE	170,499,691.110	91.49%	50.61%

Ameritas Life Insurance 5900 O Street Lincoln, NE	9,711,921.330	5.21%	2.88%

As of October 15, 2008, the following shareholders owned of record 5% or more of the outstanding voting securities of the respective Calvert Acquiring Fund as shown:

Name and Address	Shares Owned	Percentage of Shares of Fund Owned Before Reorganization	Percentage of Shares of Fund Owned After Reorganization

Calvert Income
Charles Schwab & Co Inc Reinvest Acct Attn Mutual Fund Dept 101 Montgomery St San Francisco CA 94104-4151	80,436,608.597	24.09%	23.75%

MLPF&S for the Sole Benefit of its customers Attn Fund Administration 975T2 4800 Deer Lake Dr E FL 3 Jacksonville, FL 32246-6484	31,181,755.741	9.34%	9.21%

Prudential Investment Management Service FBO Mutual Fund Clients Attn Pruchoice Unit 100 Murberry St 3 Gateway Center FL 11 Newark, NJ 07102-4000	18,520,805.177	5.55%	5.47%

Calvert Large Cap Value	0*	-	-

Calvert Institutional Prime
Regional Transportation Authority 175 W Jackson Blvd Ste 1550 Chicago, IL 60604-2705	27,930,396.840	18.55%	8.29%

Calvert Distributors Inc. Attn Corporate Accounting 4550 Montgomery Ave Ste 1000N Bethesda, MD 20814-3384	24,332,241.090	16.16%	7.22%

EDUCAP Inc. C/O Linda Skewes 21680 Ridgetop Cir Sterling, VA 20166-6590	18,725,286.730	12.44%	5.56%

Calvert Asset Mgmt Co Inc. Attn Corporate Accounting 4550 Montgomery Ave Ste 1000N Bethesda, MD 20814-3384	16,657,542.130	11.07%	4.94%

Calvert Social Investment Foundation Inc. 7315 Wisconsin Ave Ste 1100W Bethesda, MD 20814-3238	12,449,036.960	8.27%	3.70%

Injured Workers Insurance Fund David C Hinks TTEE 8722 Loch Raven Blvd Towson, MD 21286-2235	10,802,361.040	7.18%	3.21%

Working Assets Funding Services Attn Finance Dept 101 Market St Ste 700 San Francisco, CA 94105-1533	7,879,096.300	5.23%	2.34%

* There were no shareholders of Calvert Large Cap Value as of October 15, 2008.

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OTHER BUSINESS

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The Board of Directors of the Company does not intend to present any other business at the meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

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ADJOURNMENT

In the event that sufficient votes in favor of the proposal set forth in the Notice of Meeting and Proxy Statement are not received by the time scheduled for the meeting, the persons named as proxies may move one or more adjournments of the meeting to permit further solicitation of proxies with respect to such proposal. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting and entitled to vote. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote which have voted in favor of such proposal. They will vote against any such adjournment those proxies that have voted against any such proposal.

By Order of the Board of Directors

[SIGNATURE]

John F. Labmeier
Secretary
Summit Mutual Funds, Inc.

THE BOARD OF DIRECTORS OF SUMMIT MUTUAL FUNDS, INC., INCLUDING THE INDEPENDENT DIRECTORS, RECOMMENDS A VOTE FOR APPROVAL OF THE REORGANIZATION PLANS.

TO ENSURE THE PRESENCE OF A QUORUM AT THE MEETING, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY IS REQUESTED. A PRE-ADDRESSED POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

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The Calvert Fund

PART C. OTHER INFORMATION

Item 15. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 16. Exhibits

1.	Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

2.	By-Laws incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

3.	Inapplicable.

4.	Agreement and Plan of Reorganization, filed herewith

5.	Specimen Stock Certificate (inapplicable).

6.1	Amended Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.
6.1.a	Addendum to Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No.62, dated January 31, 2008, accession number 0000701039-08-000001.

7.1	Underwriting (Distribution) Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.
7.2	Underwriting (Distribution) Schedules I, II, & III incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016.
7.3	Addendum to Schedules II and III incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.
7.4

Underwriting (Distribution) Agreement Addendum to Schedules II and III incorporated by reference to Registrant's Post-Effective Amendment No.61, dated December 31, 2007, accession number 0000701039-07-000032.

8.	Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002

9.	Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 41, dated January 29, 2001, accession number 0000701039-01-000002.

10.1	Plan of Distribution for Class A incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.
10.2	Plan of Distribution Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 55, dated January 30, 2006, accession number 0000701039-06-000002.
10.3	Plan of Distribution Addendum to Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016.

11.	Opinion of Counsel, filed herewith.

12.	Opinion and Consent of Counsel on Tax Matters, filed herewith.

13.	Amended Master Transfer Agency Agreement and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No.62, dated January 31, 2008, accession number 0000701039-08-000001.

14.1

Consent of Independent Auditors to Summit Mutual Funds, Inc. incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the N-14, dated October 7, 2008, accession number 0000701039-08-000029.

14.2	Consent of Independent Auditors to The Calvert Fund incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the N-14, dated October 7, 2008, accession number 0000701039-08-000029.

15.	Inapplicable.

16.	Power of Attorney forms incorporated by reference to Registrant's Post-Effective Amendment No.60, dated January 31, 2007, accession number 0000701039-07-000004.

17.1	Form of Proxy Card for Summit Mutual Funds, Inc., incorporated by reference to Registrant's Initial N-14 filing, dated September 15, 2008, accession number 0000701039-08-000023.
17.2	Current Calvert Income Fund Class A (B and C) Prospectus, incorporated by reference to Registrant's Post-Effective Amendment No. 62, dated February 5, 2008, accession number 0000701039-08-000002.
17.3	Current Calvert Income Fund Class I Prospectus, incorporated by reference to Registrant's Post-Effective Amendment No. 62, dated February 5, 2008, accession number 0000701039-08-000002.
17.4	Current Calvert Income Fund Statement of Additional Information, incorporated by reference to Registrant's Post-Effective Amendment No. 62, dated April 30, 2008, accession number 0000701039-08-000006.
17.5	Rule 18f-3 Multiple-class Plan incorporated by reference to Registrant's Post-Effective Amendment No.60, dated January 31, 2007, accession number 0000701039-07-000004.
17.6	Rule 18f-3 Multiple-class Plan Addendum incorporated by reference to Registrant's Post-Effective Amendment No.61, dated December 31, 2007, accession number 0000701039-07-000032.
17.7

Code of Ethics for Advisor (Calvert Asset Management Company, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 62, dated January 31, 2008, accession number 0000701039-08-000001.

17.8

Current Calvert Income Fund Annual Report to Shareholders for the period ended September 30, 2007, incorporated by reference to Registrant's Form N-CSR, dated December 6, 2007, accession number 0000701039-07-000029.

17.9

Current Calvert Income Fund Semi-Annual Report to Shareholders for the period ended March 31, 2008, incorporated by reference to Registrant's Form N-CSR, dated June 4, 2007, accession number 0000701039-08-000010.

17.10

Statement of Additional Information to Registrant's N-14, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the N-14, dated October 7, 2008, accession number 0000701039-08-000029.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 31st day of October 2008.

THE CALVERT FUND

By:
________________**_____________
Barbara Krumsiek
President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 31st day of October 2008 by the following persons in the capacities indicated.

Signature	Title

__________**____________ Barbara J. Krumsiek	President and Trustee (Principal Executive Officer)

__________**____________ Ronald M. Wolfsheimer	Treasurer (Principal Accounting Officer)

__________**____________ Richard L. Baird, Jr.	Trustee

__________**____________ Douglas E. Feldman	Trustee

__________**____________ John G. Guffey, Jr.	Trustee

__________**____________ M. Charito Kruvant	Trustee

__________**____________ Arthur J. Pugh	Trustee

__________**____________ David R. Rochat	Trustee

__________**____________ D. Wayne Silby	Trustee

** By /s/ Ivy Wafford Duke

Ivy Wafford Duke

Executed by Ivy Wafford Duke, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms incorporated by reference to Registrant's Post-Effective Amendment No.60, dated January 31, 2007, accession number 0000701039-07-000004.